STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value per share	$ 0.001	$ 0.001
Ordinary shares, authorized	100,000,000	100,000,000
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, issued	26,917,597	26,901,592
Ordinary shares, outstanding	26,917,597	26,901,592
Price per share	$ 16.50
Business combination agreement [Member]
Class of Stock [Line Items]
Earnout shares issued		0
2022 [Member] | Business combination agreement [Member]
Class of Stock [Line Items]
Earnout shares	500,000
Earnout value	$ 27
2023 [Member] | Business combination agreement [Member]
Class of Stock [Line Items]
Earnout shares	500,000
Earnout value	$ 33
2024 [Member] | Business combination agreement [Member]
Class of Stock [Line Items]
Earnout shares	1,000,000
Price per share	$ 16.50
Public Warrants [Member]
Class of Stock [Line Items]
Private warrants outstanding	11,461,120	11,461,120
Price per share	$ 11.50	$ 11.50
Price per warrant	$ 0.01	$ 0.01
Private Warrants [Member]
Class of Stock [Line Items]
Private warrants outstanding	4,289,722	4,289,722
Price per share	$ 11.50	$ 11.50
Class Z Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares, authorized	30,000,000
Ordinary shares, par value	$ 0.001
Ordinary shares, issued	0	0
Ordinary shares, outstanding	0	0